Consolidated Balance Sheets - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Current assets:
Cash and cash equivalents	$ 67,884	$ 20,962	$ 72,099
Prepaid expenses and other current assets	44,446	17,818	14,356
Total current assets	112,330	38,780	86,455
Noncurrent assets:
Property and equipment, net	9,557	11,175	17,644
Total noncurrent assets	9,557	11,175	17,644
Total assets	121,887	49,955	104,099
Current:
Accounts payable and accrued liabilities	201,646	229,032	165,212
Convertible promissory note, net of unamortized debt discount of $39,315 and $0	222,875	214,606	95,000
Derivative liability	264,843	311,338	2,547,458
Total current liabilities	1,479,973	1,691,512	3,134,498
Long-term:
Long-term debt - SBA, net of current portion	32,400	32,400	32,400
Total long-term liabilities	32,400	32,400	32,400
Total liabilities	1,512,373	1,723,912	3,166,898
Commitments and Contingencies
Stockholders’ deficit:
Class A common stock - $.00001 par value; 500,000 authorized; 500,000 shares issued and outstanding	5	5	5
Common stock, value	590	533	498
Additional paid-in capital	58,407,447	57,787,901	58,538,033
Subscription receivable	(101,100)	(101,100)	(117,850)
Accumulated deficit	(59,697,428)	(59,361,296)	(61,483,485)
Total stockholders’ deficit	(1,390,486)	(1,673,957)	(3,062,799)
Total liabilities and stockholders’ deficit	121,887	49,955	104,099
Related Party [Member]
Current:
Accrued expenses, related party	4,684	938
Advances	280,000	205,000
Notes payable	473,175	721,598	326,828
Nonrelated Party [Member]
Current:
Advances	8,000	9,000
Notes payable	$ 24,750